Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8083

Email: Christina.Pron@lfg.com

VIA EDGAR

June 14, 2019

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: File Nos.: Filing:	Lincoln Variable Insurance Products Trust (“Trust”) 811-08090 and 033-70742 Schedule 14A

Dear Mr. Zapata:

Attached for filing via EDGAR is a preliminary proxy statement (the “Proxy Statement”) on Schedule 14A for a special shareholder meeting of the LVIP Goldman Sachs Income Builder Fund (the “Fund”), a series of the Trust. The Proxy Statement is being filed pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended and Rule 20a-1 under the Investment Company Act of 1940, as amended.

The proposal being put to a shareholder vote for the Fund is the liquidation of the Fund.

It is anticipated that a definitive proxy statement will be filed and mailed to shareholders on or after Monday, June 24, 2019.

If you have any questions or comments, please contact me at the above number.

Very truly yours,

/s/ Christina E. Pron

Christina E. Pron

Senior Counsel – Funds Management

Enclosures

cc:  Ronald Holinsky, Esq.